RISK/RETURN
Investment Objective
The Fund’s objective is capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least  $25,000 in the Fund or in other funds in the Aquila Group of Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “Alternative Purchase Plans” on page 16 of the Fund's Prospectus, “What are the sales charges for purchases of Class A Shares” on page 18 of the Prospectus and “Reduced Sales Charges for Certain Purchases of Class A Shares” on page 20 of the Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND	Class A	Class C	Class I	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)	none	1.00%	none	none
Redemption Fees (as a percentage of amount redeemed)	none	none	2.00%	2.00%

Total Annual Fund Operating Expenses
Annual Fund Operating Expenses AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND		Class A	Class C	Class I	Class Y
Management Fee		0.90%	0.90%	0.90%	0.90%
Distribution (12b-1) Fee		0.30%	0.75%	0.15%	none
Other Expenses		6.05%	6.30%	5.94%	6.05%
Total Annual Fund Operating Expenses		7.25%	7.95%	6.99%	6.95%
Total Fee Waivers and Reimbursement	[1]	5.75%	5.70%	5.81%	5.70%
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	[1]	1.50%	2.25%	1.18%	1.25%
[1]	The Manager and Sub-Adviser have contractually undertaken to waive fees and/or reimburse Fund expenses during the period May 1, 2011 through April 30, 2012 so that total Fund expenses will not exceed 1.50% for Class A Shares, 2.25% for Class C Shares, 1.18% for Class I Shares and 1.25% for Class Y Shares.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Six years after the date of purchase, Class C Shares automatically convert to Class A Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$571	$1,976	$3,318	$6,419
Class C Shares	$328	$1,814	$3,308	$6,474
Class I Shares	$120	$1,543	$2,910	$6,095
Class Y Shares	$127	$1,541	$2,901	$6,075

You would pay the following expenses if you did not redeem your Class C Shares:

Class C Shares	$228	$1,814	$3,308	$6,474

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, during which the Fund changed its investment strategy, the Fund’s portfolio turnover rate was 115.93% of the average value of its portfolio.

Principal Investment Strategies
•
The Fund invests, under normal circumstances, at least 70% of its net assets in equity securities believed to have the potential for capital appreciation.  In addition to common stocks, warrants, convertible bonds and preferred stock are considered equity securities for purposes of the equity allocation.

•
The Fund’s investment strategy focuses on factors specific to each investment, such as an improving balance sheet.  The Fund invests in equity securities without regard to whether they could be described as “growth” or “value.”  The Fund invests in a range of stock market capitalizations that could include small-cap, mid-cap, and large-cap.

•
The Fund may, from time to time, hold as much as 30% of its net assets in fixed-income securities including lower-quality corporate debt securities (often referred to as high yield or “junk” bonds).  Other debt instruments such as zero coupon bonds or pay-in-kind (PIK) bonds can be included in the fixed-income allocation.

•	The Fund may invest up to 15% of its net assets in foreign securities (debt and/or equity).

Principal Risks
•
Market Risk.  Market risk is the risk associated with the movement of the stock market in general or of a specific section of the market.  Equity securities may be especially sensitive to economic changes, political changes, or adverse developments specific to the particular company.

•	Financial Risk. Financial risk is associated with the financial condition and profitability of the underlying company.

•
Interest Rate and Credit Risk.  The Fund may invest in a variety of fixed-income securities.  A basic risk of these securities is that their value tends to fall if interest rates rise.  Another basic risk associated with fixed-income securities is credit or default risk, which is the risk that an issuer will be unable to make principal and interest payments when due.

•
Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to greater risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently than the U.S. market.  In addition, such investments are subject to currency risks.

•
Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain other types of debt securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain other types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

•
Small and Mid-Sized Companies.  Companies having market capitalization of middle to smaller size are comparatively less well known and may have less trading in their shares than larger companies. The prices of securities of such companies may be more volatile than the prices of securities of issuers which are more mature and have larger capitalizations and whose securities are more actively traded.

•	Highly Leveraged Company Exposure. Leverage can magnify equity performance in both positive and negative stock markets.

•	Other Risk. Loss of money is a risk of investing in the Fund.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the designated periods compare with those of a broad measure of market performance.  These returns represent results under the Fund’s prior investment strategies and various portfolio managers in effect from inception in 1993 through October 14, 2010, under the name, “Aquila Rocky Mountain Equity Fund.” They should not be considered predictive or representative of results the Fund may experience under its current strategy and investment sub-adviser. Thus, the Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.aquilafunds.com or by calling 800-437-1020 (toll-free).

During the period shown in the bar chart, the highest return for a quarter was 20.41% (quarter ended June 30, 2009) and the lowest return for a quarter was -24.90% (quarter ended December 31, 2008).
Annual Total Returns - Class Y Shares 2001-2010

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A		11.14%	(1.20%)	3.60%
Class C		14.19%	(1.09%)	3.27%
Class I		16.52%	(0.03%)		(0.55%)	Dec 1, 2005
Class Y		16.39%	(0.08%)	4.32%
Class Y After Taxes on Distributions		16.39%	(0.32%)	4.18%
Class Y After Taxes on Distributions and Sales		10.65%	(0.06%)	3.76%
Russell 3000 Index		16.93%	2.74%	2.16%
Russell 2000 Index (These indices are unmanaged and do not reflect deductions for fund operating expenses or sales charges.) (1)	[1]	26.85%	4.47%	6.33%
[1]	Effective October 15, 2010, the Russell 3000 was deemed to be the Fund's primary index. It was chosen as more representative of securities in the Fund's current strategy. Prior to that date the Russell 2000 was the Fund's primary index.

These returns are calculated using the highest individual Federal income and capital gains tax rates in effect at the time of each distribution and redemption, but do not reflect state and local taxes. Actual after-tax returns will depend on your specific situation and may differ from those shown.  The after-tax returns shown will be irrelevant to investors owning shares through tax-deferred accounts, such as IRAs or 401(k) plans.  The total returns reflect reinvestment of dividends and distributions.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr 30, 2011
Registrant Name	dei_EntityRegistrantName	Aquila Three Peaks Opportunity Growth Fund
Central Index Key	dei_EntityCentralIndexKey	0000915402
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 30, 2011
Prospectus Date	rr_ProspectusDate	Apr 30, 2011
AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s objective is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least  $25,000 in the Fund or in other funds in the Aquila Group of Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “Alternative Purchase Plans” on page 16 of the Fund's Prospectus, “What are the sales charges for purchases of Class A Shares” on page 18 of the Prospectus and “Reduced Sales Charges for Certain Purchases of Class A Shares” on page 20 of the Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Total Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, during which the Fund changed its investment strategy, the Fund’s portfolio turnover rate was 115.93% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	115.93%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in the Fund or in other funds in the Aquila Group of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Six years after the date of purchase, Class C Shares automatically convert to Class A Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock
	1 year	3 years	5 years	10 years
Class A Shares	$571	$1,976	$3,318	$6,419
Class C Shares	$328	$1,814	$3,308	$6,474
Class I Shares	$120	$1,543	$2,910	$6,095
Class Y Shares	$127	$1,541	$2,901	$6,075

You would pay the following expenses if you did not redeem your Class C Shares:

Class C Shares	$228	$1,814	$3,308	$6,474

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
•
The Fund invests, under normal circumstances, at least 70% of its net assets in equity securities believed to have the potential for capital appreciation.  In addition to common stocks, warrants, convertible bonds and preferred stock are considered equity securities for purposes of the equity allocation.

•
The Fund’s investment strategy focuses on factors specific to each investment, such as an improving balance sheet.  The Fund invests in equity securities without regard to whether they could be described as “growth” or “value.”  The Fund invests in a range of stock market capitalizations that could include small-cap, mid-cap, and large-cap.

•
The Fund may, from time to time, hold as much as 30% of its net assets in fixed-income securities including lower-quality corporate debt securities (often referred to as high yield or “junk” bonds).  Other debt instruments such as zero coupon bonds or pay-in-kind (PIK) bonds can be included in the fixed-income allocation.

•	The Fund may invest up to 15% of its net assets in foreign securities (debt and/or equity).

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests, under normal circumstances, at least 70% of its net assets in equity securities believed to have the potential for capital appreciation.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•
Market Risk.  Market risk is the risk associated with the movement of the stock market in general or of a specific section of the market.  Equity securities may be especially sensitive to economic changes, political changes, or adverse developments specific to the particular company.

•	Financial Risk. Financial risk is associated with the financial condition and profitability of the underlying company.

•
Interest Rate and Credit Risk.  The Fund may invest in a variety of fixed-income securities.  A basic risk of these securities is that their value tends to fall if interest rates rise.  Another basic risk associated with fixed-income securities is credit or default risk, which is the risk that an issuer will be unable to make principal and interest payments when due.

•
Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to greater risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently than the U.S. market.  In addition, such investments are subject to currency risks.

•
Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain other types of debt securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain other types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

•
Small and Mid-Sized Companies.  Companies having market capitalization of middle to smaller size are comparatively less well known and may have less trading in their shares than larger companies. The prices of securities of such companies may be more volatile than the prices of securities of issuers which are more mature and have larger capitalizations and whose securities are more actively traded.

•	Highly Leveraged Company Exposure. Leverage can magnify equity performance in both positive and negative stock markets.

•	Other Risk. Loss of money is a risk of investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the designated periods compare with those of a broad measure of market performance.  These returns represent results under the Fund’s prior investment strategies and various portfolio managers in effect from inception in 1993 through October 14, 2010, under the name, “Aquila Rocky Mountain Equity Fund.” They should not be considered predictive or representative of results the Fund may experience under its current strategy and investment sub-adviser. Thus, the Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.aquilafunds.com or by calling 800-437-1020 (toll-free).

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-437-1020
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.aquilafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Thus, the Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns - Class Y Shares 2001-2010
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	During the period shown in the bar chart, the highest return for a quarter was 20.41% (quarter ended June 30, 2009) and the lowest return for a quarter was -24.90% (quarter ended December 31, 2008).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.90%)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective October 15, 2010, the Russell 3000 was deemed to be the Fund's primary index. It was chosen as more representative of securities in the Fund's current strategy. Prior to that date the Russell 2000 was the Fund's primary index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	These returns are calculated using the highest individual Federal income and capital gains tax rates in effect at the time of each distribution and redemption, but do not reflect state and local taxes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Actual after-tax returns will depend on your specific situation and may differ from those shown. The after-tax returns shown will be irrelevant to investors owning shares through tax-deferred accounts, such as IRAs or 401(k) plans.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
These returns are calculated using the highest individual Federal income and capital gains tax rates in effect at the time of each distribution and redemption, but do not reflect state and local taxes. Actual after-tax returns will depend on your specific situation and may differ from those shown.  The after-tax returns shown will be irrelevant to investors owning shares through tax-deferred accounts, such as IRAs or 401(k) plans.  The total returns reflect reinvestment of dividends and distributions.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2010
AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	6.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.25%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.75%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	rr_NetExpensesOverAssets	1.50%	[1]
Annual Return 2001	rr_AnnualReturn2001	7.97%
Annual Return 2002	rr_AnnualReturn2002	(15.20%)
Annual Return 2003	rr_AnnualReturn2003	40.90%
Annual Return 2004	rr_AnnualReturn2004	12.36%
Annual Return 2005	rr_AnnualReturn2005	5.73%
Annual Return 2006	rr_AnnualReturn2006	11.80%
Annual Return 2007	rr_AnnualReturn2007	(1.07%)
Annual Return 2008	rr_AnnualReturn2008	(40.90%)
Annual Return 2009	rr_AnnualReturn2009	30.94%
Annual Return 2010	rr_AnnualReturn2010	16.39%
1 Year	rr_AverageAnnualReturnYear01	11.14%
5 Years	rr_AverageAnnualReturnYear05	(1.20%)
10 Years	rr_AverageAnnualReturnYear10	3.60%
AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	6.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.95%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.70%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	rr_NetExpensesOverAssets	2.25%	[1]
1 Year	rr_AverageAnnualReturnYear01	14.19%
5 Years	rr_AverageAnnualReturnYear05	(1.09%)
10 Years	rr_AverageAnnualReturnYear10	3.27%
AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	5.94%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.99%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.81%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	rr_NetExpensesOverAssets	1.18%	[1]
1 Year	rr_AverageAnnualReturnYear01	16.52%
5 Years	rr_AverageAnnualReturnYear05	(0.03%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.55%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2005
AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	6.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.95%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.70%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	rr_NetExpensesOverAssets	1.25%	[1]
1 Year	rr_AverageAnnualReturnYear01	16.39%
5 Years	rr_AverageAnnualReturnYear05	(0.08%)
10 Years	rr_AverageAnnualReturnYear10	4.32%
AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND | Class Y | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.39%
5 Years	rr_AverageAnnualReturnYear05	(0.32%)
10 Years	rr_AverageAnnualReturnYear10	4.18%
AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND | Class Y | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.65%
5 Years	rr_AverageAnnualReturnYear05	(0.06%)
10 Years	rr_AverageAnnualReturnYear10	3.76%
AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	2.74%
10 Years	rr_AverageAnnualReturnYear10	2.16%
AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND | Russell 2000 Index (These indices are unmanaged and do not reflect deductions for fund operating expenses or sales charges.) (1)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.85%	[2]
5 Years	rr_AverageAnnualReturnYear05	4.47%	[2]
10 Years	rr_AverageAnnualReturnYear10	6.33%	[2]

[1]	The Manager and Sub-Adviser have contractually undertaken to waive fees and/or reimburse Fund expenses during the period May 1, 2011 through April 30, 2012 so that total Fund expenses will not exceed 1.50% for Class A Shares, 2.25% for Class C Shares, 1.18% for Class I Shares and 1.25% for Class Y Shares.
[2]	Effective October 15, 2010, the Russell 3000 was deemed to be the Fund's primary index. It was chosen as more representative of securities in the Fund's current strategy. Prior to that date the Russell 2000 was the Fund's primary index.